SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Estimated Useful Lives of Finite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2018
Extraction And Transmission (E&T) Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	25 years
Commodity Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years
Minimum [Member] | Energy Services Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years
Minimum [Member] | Electricity Service Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	2 years
Minimum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	3 years
Minimum [Member] | Land Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years
Minimum [Member] | Franchise And Consents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	9 years
Maximum [Member] | Energy Services Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	19 years
Maximum [Member] | Electricity Service Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	60 years
Maximum [Member] | Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years
Maximum [Member] | Land Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	64 years
Maximum [Member] | Franchise And Consents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	25 years